Debentures (Details) - Schedule of debentures - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2019
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate			2.29%
Par Value	$ 252,310	$ 244,390
Unamortized debt premium (discount) and issuance costs, net	491	(619)
Current maturities	47,766	40,701
Total long-term debentures, net of current maturities	205,035	203,070
Short-term accrued interest	689	753
Total short-term and long-term debentures	$ 253,490	$ 244,524
Formula’s Series A Secured Debentures (2.8%) [Member]
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate	2.40%	2.40%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency	NIS 102,633	NIS 136,844
Par Value	$ 33,000	$ 42,564
Unamortized debt premium (discount) and issuance costs, net	217	365
Current maturities	11,000	10,641
Total long-term debentures, net of current maturities	22,217	32,288
Short-term accrued interest	457	589
Total short-term and long-term debentures	$ 33,674	$ 43,518
Formula’s Series C Secured Debentures (2.3%) [Member]
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate	2.20%	2.50%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency	NIS 374,225	NIS 267,000
Par Value	$ 120,330	$ 83,048
Unamortized debt premium (discount) and issuance costs, net	472	(678)
Current maturities	16,970	10,264
Total long-term debentures, net of current maturities	103,832	72,106
Short-term accrued interest	227	158
Total short-term and long-term debentures	$ 121,029	$ 82,528
Sapiens’ Series B Debentures (3.37%) [Member]
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate	3.30%	3.30%
Currency	NIS (Linked to fix rate of USD)	NIS (Linked to fix rate of USD)
Par value in issuance currency	NIS 350,000	NIS 420,000
Par Value	$ 98,980	$ 118,778
Unamortized debt premium (discount) and issuance costs, net	(198)	(306)
Current maturities	19,796	19,796
Total long-term debentures, net of current maturities	78,986	98,676
Short-term accrued interest	5	6
Total short-term and long-term debentures	$ 98,787	$ 118,478